FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period: March 31, 2008





Item 1. Schedule of Investments.




                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)


----------------------------------------------------------------------------------------------------------------------
 Principal Amount       General Obligation Bonds (44.0%)                         Ratings	                Value (a)
                                                                                Moody's/
                                                                                S&P/Fitch
-------------------------------------------------------------------------------------------------------------------------

                 Coventry, Rhode Island
 $      550,000  5.000%, 11/01/16 AMBAC Insured                                      Aaa/NR/AA           $  580,267
        550,000  5.000%, 11/01/17 AMBAC Insured                                      Aaa/NR/AA              576,862

                  Cranston, Rhode Island
        500,000  5.450%, 11/15/11 FGIC Insured                                       A3/A/BBB+              531,475
      1,000,000  4.250%, 04/01/18 MBIA Insured                                      Aaa/AAA/AAA           1,009,460
      1,000,000  4.250%, 04/01/19 MBIA Insured                                      Aaa/AAA/AAA             998,260
      1,000,000  4.300%, 04/01/20 MBIA Insured                                      Aaa/AAA/AAA             992,590
      1,000,000  4.500%, 04/01/23 MBIA Insured                                      Aaa/AAA/AAA           1,000,000
      1,500,000  4.500%, 04/01/26 MBIA Insured                                      Aaa/AAA/AAA           1,432,245

                  Cumberland, Rhode Island
        250,000   4.000%, 02/01/14 FGIC Insured                                       A3/A/BBB              258,760
        250,000   4.000%, 02/01/15 FGIC Insured                                       A3/A/BBB              257,518
        500,000   5.000%, 08/01/15 MBIA Insured                                     Aaa/AAA/AAA             512,420
        250,000   4.000%, 02/01/16 FGIC Insured                                       A3/A/BBB              256,170
        250,000   4.100%, 02/01/17 FGIC Insured                                       A3/A/BBB              256,378
        250,000   4.150%, 02/01/18 FGIC Insured                                       A3/A/BBB              256,368
      1,255,000   5.000%, 10/01/18 MBIA Insured                                     Aaa/AAA/AAA           1,299,276
      1,040,000   5.200%, 10/01/21 MBIA Insured                                     Aaa/AAA/AAA           1,075,526

                 Lincoln, Rhode Island
      1,000,000  4.500%, 08/01/24 MBIA Insured                                       Aaa/NR/AAA           1,002,700
      1,275,000  4.500%, 08/01/25 MBIA Insured                                       Aaa/NR/AAA           1,259,815
      2,000,000  4.500%, 08/01/26 MBIA Insured                                       Aaa/NR/AAA           1,955,900

                 New Shoreham, Rhode Island
        245,000  4.000%, 11/15/15 AMBAC Insured                                      Aaa/AAA/AA             252,071
        255,000  4.250%, 11/15/16 AMBAC Insured                                      Aaa/AAA/AA             263,739
        270,000  4.250%, 11/15/17 AMBAC Insured                                      Aaa/AAA/AA             278,321
        910,000  4.800%, 04/15/18 AMBAC Insured                                      Aaa/AAA/AA             951,687
        285,000  4.500%, 11/15/18 AMBAC Insured                                      Aaa/AAA/AA             296,181
      1,105,000  5.000%, 04/15/22 AMBAC Insured                                      Aaa/AAA/AA           1,156,239

                  Newport, Rhode Island
      1,000,000   4.500%, 11/01/15 AMBAC Insured                                     Aaa/NR/AA            1,042,850
      1,000,000   4.750%, 11/01/18 AMBAC Insured                                     Aaa/NR/AA            1,035,450
        800,000   5.000%, 11/01/20 AMBAC Insured                                     Aaa/NR/AA              829,816

                  North Kingstown, Rhode Island
        500,000   3.750%, 10/01/12 FGIC Insured                                     Aa3/AA-/BBB             514,170

                  North Providence, Rhode Island
        500,000   4.700%, 09/15/14 FSA Insured                                      Aaa/AAA/AAA             523,975
        500,000   3.650%, 10/15/14 FSA Insured                                       Aaa/AAA/NR             513,370
        500,000   3.750%, 10/15/15 FSA Insured                                       Aaa/AAA/NR             511,035

                  Pawtucket, Rhode Island
        600,000   4.300%, 09/15/09 AMBAC Insured                                     Aaa/NR/AA              614,418
        250,000   4.400%, 09/15/10 AMBAC Insured                                     Aaa/NR/AA              261,583
        910,000   4.000%, 04/15/14 AMBAC Insured                                     Aaa/NR/AA              933,169

                  Providence, Rhode Island
        700,000   5.500%, 01/15/11 FSA Insured                                      Aaa/AAA/AAA             705,005
      1,000,000   5.000%, 01/15/16 FGIC Insured (pre-refunded)                         A3/A/A             1,073,310
      1,000,000   5.000%, 01/15/17 FGIC Insured (pre-refunded)                         A3/A/A             1,073,310
      1,000,000   5.000%, 01/15/18 FGIC Insured (pre-refunded)                         A3/A/A             1,073,310

                  Rhode Island Consolidated Capital Development Loan
      1,000,000   5.125%, 07/15/11 1998 Series A FGIC Insured                        Aa3/AA/AA            1,019,410
      1,000,000   5.000%, 09/01/14 Series A FGIC Insured (pre-refunded)              Aa3/AA/AA            1,022,950
      1,500,000   5.000%, 09/01/15 1998 Series A FGIC Insured  (pre-refunded)        Aa3/AA/AA            1,534,425
      1,500,000   4.750%, 09/01/17 Series A FGIC Insured (pre-refunded)              Aa3/AA/AA            1,532,895

                  South Kingstown, Rhode Island
        500,000   5.500%, 06/15/12 FGIC Insured                                      Aa2/NR/BBB             538,980

                  State of Rhode Island
      1,000,000  5.250%, 11/01/11 Series C MBIA Insured                             Aaa/AAA/AAA           1,086,390
      2,000,000  5.000%, 08/01/12 Series B MBIA Insured                             Aaa/AAA/AAA           2,164,500
      1,000,000  5.000%, 06/01/14 Series B FGIC Insured                              Aa3/AA/AA            1,054,280
      4,000,000  5.000%, 08/01/14 Series A FGIC Insured                              Aa3/AA/AA            4,228,000
      2,000,000  5.000%, 08/01/15 Series B FGIC Insured                              Aa3/AA/AA            2,100,440
      2,000,000  4.500%, 02/01/17 MBIA Insured                                      Aaa/AAA/AAA           2,060,860
      2,000,000  5.250%, 11/01/17 FGIC Insured                                       Aaa/AA/AA            2,196,480
      2,500,000  5.000%, 09/01/18 Series C MBIA Insured                             Aaa/AAA/AAA           2,621,950
      2,000,000  5.000%, 09/01/19 Series C MBIA Insured                             Aaa/AAA/AAA           2,088,860
      1,500,000  5.000%, 09/01/20 Series C MBIA Insured                             Aaa/AAA/AAA           1,560,780

                   Warwick, Rhode Island
        665,000   4.250%, 07/15/14 AMBAC Insured                                     Aaa/AAA/AA             689,479
        195,000   5.600%, 08/01/14 FSA Insured                                       A1/A+/BBB              198,721
        700,000   4.375%, 07/15/15 AMBAC Insured                                     Aaa/AAA/AA             724,696
        770,000   4.600%, 07/15/17 AMBAC Insured                                     Aaa/AAA/AA             793,485
        905,000   4.250%, 01/15/18 XLCA Insured                                       A1/A+/NR              910,321
      1,000,000   5.000%, 03/01/18 FGIC Insured                                      A1/A+/BBB            1,020,660
        810,000   4.700%, 07/15/18 AMBAC Insured                                     Aaa/AAA/AA             834,000
      1,000,000   5.000%, 01/15/19 FGIC Insured                                      A1/A+/BBB            1,035,790
        855,000   4.750%, 07/15/19 AMBAC Insured                                     Aaa/AAA/AA             875,905
        500,000   5.000%, 01/15/20 FGIC Insured                                      A1/A+/BBB              517,095

                  West Warwick, Rhode Island
        500,000   4.875%, 03/01/16 AMBAC Insured                                     Aaa/NR/AA              522,305
        670,000   5.000%, 03/01/17 AMBAC Insured                                     Aaa/NR/AA              700,927
        700,000   5.050%, 03/01/18 AMBAC Insured                                     Aaa/NR/AA              732,277
        735,000   5.100%, 03/01/19 AMBAC Insured                                     Aaa/NR/AA              766,142

                 Westerly, Rhode Island
        900,000  4.000%, 07/01/17 MBIA Insured                                      Aaa/AAA/AAA             911,961
        900,000  4.000%, 07/01/18 MBIA Insured                                      Aaa/AAA/AAA             902,466

                 Woonsocket, Rhode Island
        655,000  4.450%, 12/15/12 FGIC Insured                                        A3/NR/A               673,825
        685,000  4.550%, 12/15/13 FGIC Insured                                        A3/NR/A               704,577

                                                                                                       ------------
                     Total General Obligation Bonds                                                      69,740,831
                                                                                                       ------------

                  Revenue Bonds (53.4%)
                 ----------------------------------------------------------------

                  Development Revenue Bonds (8.2%)
                 ----------------------------------------------------------------

                  Providence Rhode Island Redevelopment Agency
                  Revenue Refunding Public Safety Building Project
      1,925,000  5.200%, 04/01/11  Series A 1999 AMBAC Insured (pre-refunded)        Aaa/NR/AA            2,048,104

                 Rhode Island Convention Center Authority Revenue Refunding
        925,000   5.000%, 05/15/10 Series 1993 B MBIA Insured                       Aaa/AAA/AAA             974,719

                 Rhode Island Public Building Authority State Public Projects
      1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC Insured                       Aaa/AAA/AA           1,011,210

                 Rhode Island State Economic Development Corp.,
                   Airport Revenue
      1,000,000   5.000%, 07/01/18 Series B FSA Insured                             Aaa/AAA/AAA           1,012,600

                 Rhode Island State Economic Development Corp.,
                 Airport Revenue Refunding
      1,670,000   5.000%, 07/01/13 Series C MBIA Insured                            Aaa/AAA/AAA           1,802,264

                 Rhode Island State Economic Development Corp.,
                 Motor Fuel Tax Revenue (Rhode
                 Island Department of Transportation)
      1,000,000  4.000%, 06/15/15 Series A AMBAC Insured                             Aaa/AAA/AA           1,024,500
      1,000,000  4.000%, 06/15/18 Series 2006A AMBAC Insured                         Aaa/AAA/AA             999,120

                  Rhode Island State Economic Development Corp.,
                  (Rhode Island Airport Corp.
                 Intermodal Facility Project)
      1,000,000  4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured          A1/A+/NR            1,005,480

                  Rhode Island State Economic Development Corp.,
                  University of Rhode Island
        750,000   4.800%, 11/01/11 Series 1999 FSA Insured                           Aaa/NR/NR              780,870
        750,000   4.900%, 11/01/12 Series 1999 FSA Insured                           Aaa/NR/NR              779,528
        750,000   4.900%, 11/01/13 Series 1999 FSA Insured                           Aaa/NR/NR              778,583
        750,000   5.000%, 11/01/14 Series 1999 FSA Insured                           Aaa/NR/NR              779,258

                                                                                                       ------------
                  Total Development Revenue Bonds                                                        12,996,236
                                                                                                       ------------

                  Higher Education Revenue Bonds (29.8%)
                 ----------------------------------------------------------------

                  Providence, Rhode Island Public Building Authority,
                  School Projects
        500,000  5.500%, 12/15/14 Series 1996 B MBIA Insured                        Aaa/AAA/AAA             506,010
        500,000  5.500%, 12/15/15 Series 1996 B MBIA Insured                        Aaa/AAA/AAA             506,010
      1,000,000  5.250%, 12/15/14 Series 1998 A FSA Insured                         Aaa/AAA/AAA           1,036,370
        500,000  5.000%, 12/15/09 Series 1999 A AMBAC Insured                        Aaa/AAA/AA             517,275
      1,395,000  4.000%, 12/15/12 Series 2003 A MBIA Insured                        Aaa/AAA/AAA           1,457,552
      1,450,000  4.000%, 12/15/13 Series 2003 A MBIA Insured                        Aaa/AAA/AAA           1,501,475
      1,505,000  4.000%, 12/15/14 Series 2003 A MBIA Insured                        Aaa/AAA/AAA           1,545,831
      1,570,000  4.000%, 12/15/15 Series 2003 A MBIA Insured                        Aaa/AAA/AAA           1,601,636
      1,630,000  4.000%, 12/15/16 Series 2003 A MBIA Insured                        Aaa/AAA/AAA           1,650,848

                  Providence, Rhode Island Public Building School & Public
                  Facilities Project
      1,500,000  5.250%, 12/15/17  Series A AMBAC Insured                            Aaa/AAA/AA           1,570,650
      1,000,000  5.250%, 12/15/19  Series 1999 A AMBAC Insured                       Aaa/AAA/AA           1,041,850

                  Rhode Island Health & Education Building Corp.,
                  Brown University
      2,000,000  5.250%, 09/01/17 Series 1993 MBIA Insured                          Aaa/AAA/AAA           2,105,640

                  Rhode Island Health & Education Building Corp., Bryant College
                                                                                                                  -
      1,000,000   5.125%, 06/01/19 AMBAC Insured                                     Aaa/AAA/AA           1,039,950
        230,000   5.000%, 12/01/21 AMBAC Insured                                     Aaa/AAA/AA             236,249

                  Rhode Island Health & Education Building Corp., Higher
                  Educational Facilities
      1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured                       Aaa/AAA/AAA           1,022,716
      1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured                       Aaa/AAA/AAA           1,069,037
      1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured                       Aaa/AAA/AAA           1,050,140
        600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured                       Aaa/AAA/AAA             607,554
        500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured                       Aaa/AAA/AAA             509,065
        500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured                       Aaa/AAA/AAA             504,875

                  Rhode Island Health & Education Building Corp.,
                  Johnson & Wales University
        465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured                       Aaa/AAA/AAA             523,483
        900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured                       Aaa/AAA/AAA           1,015,875
        785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured                       Aaa/AAA/AAA             885,229
      1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured                           A3/A-/NR            1,393,306
      3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured                           A3/A-/NR            3,278,534
      2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured                           A3/A-/NR            2,026,220

                  Rhode Island Health & Education Building Corp.,
                  Public School Financing
      1,000,000   4.250%, 05/15/21 Series 2007 B FSA Insured                        Aaa/AAA/AAA             986,110

                   Rhode Island Health & Education Building Corp.,
                   Rhode Island School of Design
        505,000  4.700%, 06/01/18 Series 2001 MBIA Insured                          Aaa/AAA/AAA             521,549
        280,000  4.750%, 06/01/19 Series 2001 MBIA Insured                          Aaa/AAA/AAA             287,456

                  Rhode Island Health & Education Building Corp.,
                  Roger Williams University
        500,000   5.125%, 11/15/11 AMBAC Insured                                     Aaa/AAA/AA             517,185
      1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured                       Aaa/AAA/AA           1,032,110
      1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured                       Aaa/AAA/AA           1,026,560

                  Rhode Island Health & Educational Building Corp.,
                  University of Rhode Island
        800,000   5.000%, 09/15/23 Series 2003 C Refunding MBIA Insured             Aaa/AAA/AAA             816,408
      1,200,000   4.000%, 09/15/11 Series 2005 G AMBAC Insured                       Aaa/AAA/AA           1,249,440
      1,200,000   4.125%, 09/15/12 Series 2005 G AMBAC Insured                       Aaa/AAA/AA           1,255,320
      1,200,000   4.125%, 09/15/13 Series 2005 G AMBAC Insured                       Aaa/AAA/AA           1,255,092
      1,000,000   4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured             Aaa/AAA/AA             959,980

                  Rhode Island Health & Education Facilities Authority,
                  Providence College
      1,000,000   4.250%, 11/01/14 XLCA Insured                                       A3/A-/NR            1,026,960
      2,500,000   4.375%, 11/01/15 XLCA Insured                                       A3/A-/NR            2,556,425
      2,500,000   4.500%, 11/01/16 XLCA Insured                                       A3/A-/NR            2,550,575
      1,000,000   4.500%, 11/01/17 XLCA Insured                                       A3/A-/NR            1,013,760

                                                                                                       ------------
                  Total Higher Education Revenue Bonds                                                   47,258,310
                                                                                                       ------------

                  Housing Revenue Bonds (0.6%)
                 ----------------------------------------------------------------

                  Rhode Island Housing & Mortgage Finance Corp.
                  Homeowner Opportunity
      1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured                          NR/AAA/AAA           1,001,970
                                                                                                       ------------

                  Lease Revenue Bonds (0.6%)
                 ----------------------------------------------------------------

                  Rhode Island State & Providence Plantations Lease
                  Participation Certificates
                 (Central Power Plant)
      1,000,000   4.000%, 10/01/20 Series D FSA Insured                             Aaa/AAA/AAA             976,900
                                                                                                       ------------

                  Pollution Control Revenue Bonds (4.2%)
                 ----------------------------------------------------------------

                  Rhode Island Clean Water Finance Agency, Water Pollution
                  Control Bonds
      1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured                       Aaa/AAA/AAA           1,870,362
      4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured                       Aaa/AAA/AAA           4,733,789

                                                                                                       -------------
                  Total Pollution Control Revenue Bonds                                                   6,604,151
                                                                                                       -------------

                  Water and Sewer Revenue Bonds (8.7%)
                 ----------------------------------------------------------------

                  Bristol County, Rhode Island Water Authority
        750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured                       Aaa/AAA/AAA             758,213
      1,000,000   3.500%, 12/01/13 Series 2004 Refunding A MBIA Insured             Aaa/AAA/AAA           1,017,470
      1,000,000   3.500%, 12/01/14 Series 2004 Refunding A MBIA Insured             Aaa/AAA/AAA           1,010,050

                  Kent County, Rhode Island Water Authority
        500,000   4.000%, 07/15/12  Series 2002 A MBIA Insured                      Aaa/AAA/AAA             520,755
      1,055,000   4.150%, 07/15/14  Series 2002 A MBIA Insured                      Aaa/AAA/AAA           1,087,526

                  Rhode Island Clean Water Protection Finance Agency
        300,000   5.400%, 10/01/09 1993 Series 1993 A MBIA Insured                  Aaa/AAA/AAA             313,134
        500,000   4.500%, 10/01/11 1993 Series 1993 B AMBAC Insured                  Aaa/AAA/AA             512,060
      1,000,000   5.125%, 10/01/11 Series 1999 C MBIA Insured                       Aaa/AAA/AAA           1,035,280
        500,000   4.600%, 10/01/13 Series A AMBAC Insured                            Aaa/AAA/AA             510,650
        500,000   4.750%, 10/01/14 Series A AMBAC Insured                            Aaa/AAA/AA             511,075
      1,250,000   5.400%, 10/01/15 1993 Series A MBIA Insured                       Aaa/AAA/AAA           1,368,100
      2,000,000   4.750%, 10/01/18 Series A AMBAC Insured                            Aaa/AAA/AA           2,028,220
        500,000   4.750%, 10/01/20 1999 Series A AMBAC Insured                       Aaa/AAA/AA             504,445

                  Rhode Island Water Resources Board Public Drinking
                  Water Protection
      1,500,000  4.000%, 03/01/14 Series 2002 MBIA Insured                          Aaa/AAA/AAA           1,534,320
      1,000,000  4.250%, 03/01/15 Series 2002 MBIA Insured                          Aaa/AAA/AAA           1,028,270

                                                                                                       -------------
                  Total Water and Sewer Revenue Bonds                                                    13,739,568
                                                                                                       -------------

                  Other Revenue Bonds (1.3%)
                 ----------------------------------------------------------------

                  State of Rhode Island Depositors Economic Protection Corp.
        500,000   6.000%, 08/01/17 Series 1992 B MBIA Insured                       Aaa/AAA/AAA             552,170
        300,000   5.800%, 08/01/09 Series 1993 B MBIA Insured                       Aaa/AAA/AAA             314,733
      1,045,000   5.250%, 08/01/21 Series 1993 B MBIA Insured ETM (pre-refunded)    Aaa/AAA/AAA           1,121,473

                                                                                                       -------------
                  Total Other Revenue Bonds                                                               1,988,376
                                                                                                       -------------

                  Total Revenue Bonds                                                                    84,565,511
                                                                                                       -------------

                  Total Investments (cost $150,714,508-note b)                         97.4%            154,306,342


                  Other assets less liabilities                                         2.6               4,156,947
                                                                                        ----       ----------------

                  Net Assets                                                          100.0%           $158,463,289
                                                                                      ======
                                                                                                  =================

                  Abbreviation:
                  NR - Not rated


                                                                   Percent of
                 Portfolio Distribution By Quality Rating          Portfolio

                 Aaa of Moody's or AAA of S&P or Fitch               75.0%
                 Aa of Moody's or AA of S&P or Fitch                  8.8%
                 A of Moody's or S&P or Fitch                        16.2%
                                                                  ---------
                                                                    100.0%
                                                                  =========

                            PORTFOLIO ABBREVIATIONS:

                 AMBAC    - American Municipal Bond Assurance Corp
                 CIFG     - CDC IXIS Financial Guaranty
                 ETM      - Escrowed to Maturity
                 FGIC     - Financial Guaranty Insurance Co.
                 FSA      - Financial Security Assurance
                 MBIA     - Municipal Bond Investors Assurance
                 XLCA     - XL Capital Assurance


                       See accompanying
                notes to financial statements.

                 NOTES TO FINANCIAL STATEMENTS
           NARRAGANSETT INSURED TAX-FREE INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,706,668 amounted to $3,599,674, which consisted of aggregate gross unrealized appreciation of $4,034,013 and aggregate gross unrealized depreciation of $434,339.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).






                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008